Income Tax - Loss carry forward (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating loss carryforwards
Valuation allowance	¥ 22,245	¥ 9,604	¥ 0	¥ 19,851
Hong Kong
Operating loss carryforwards
Net operating loss carry forwards	7,309
PRC
Operating loss carryforwards
Net operating loss carry forwards	521,545
Other
Operating loss carryforwards
Net operating loss carry forwards	¥ 12,697